Acquisitions (Savage Arms Purchase Price Allocation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2014
Fair value of liabilities assumed:
Goodwill	$ 782,163	$ 1,023,451	$ 847,134
Savage Sports Corporation
Purchase price net of cash acquired:
Cash paid	315,000
Cash paid (received) for working capital	(2,498)
Total purchase price	312,502
Fair value of assets acquired:
Net receivables	39,374
Net inventories	36,499
Tradename, technology, and customer relationship intangibles	126,600
Net property, plant, and equipment	24,965
Other assets	5,423
Total assets	232,861
Fair value of liabilities assumed:
Accounts payable	14,461
Deferred tax liabilities	47,928
Other liabilities	21,733
Total liabilities	84,122
Net assets acquired	148,739
Goodwill	163,763
Scenario, Previously Reported | Savage Sports Corporation
Purchase price net of cash acquired:
Cash paid	315,000
Cash paid (received) for working capital	(2,498)
Total purchase price	312,502
Fair value of assets acquired:
Net receivables	39,374
Net inventories	36,499
Tradename, technology, and customer relationship intangibles	126,600
Net property, plant, and equipment	24,965
Other assets	4,972
Total assets	232,410
Fair value of liabilities assumed:
Accounts payable	14,461
Deferred tax liabilities	48,298
Other liabilities	22,314
Total liabilities	85,073
Net assets acquired	147,337
Goodwill	$ 165,165